INVENTORIES - Summary of Inventories (Details) - CAD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Inventories [Abstract]
Work in progress	$ 348.4	$ 356.5
Raw materials, supplies and manufactured products	246.6	217.1
Total inventories	$ 595.0	$ 573.6